Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class 1
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Fund
Class Name	Class 1
Trading Symbol	SMCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1	$88	0.84%
[1]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class 1 shares of ClearBridge Mid Cap Fund returned 8.34%. The Fund compares its performance to the Russell Mid Cap Index, which returned 10.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the IT sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Resideo Technologies, in the industrials sector, is a global leader in smart-home systems and controls including security, HVAC, water, and safety products. The stock rose as opportunities for margin improvement and compounding of revenue growth were augmented by potential separation of two business units to lock sum of the parts value.

↑
Rubrik, in the IT sector, provides data security solutions for individuals and businesses. The company continued to benefit from customers’ increasing prioritization and spending on IT security. Its cloud-based offerings have resonated with its Fortune 500 customer base, positioning it to take shares from legacy data backup providers, while new artificial intelligence (AI) data security products could offer an additional revenue source to Rubrik’s business.

Top detractors from performance:
↓
Alexandria Real Estate Equities, in the real estate sector, is a real estate investment trust (REIT) focused on life science, technology and agricultural technology campuses. The company’s share price fell in response to a dip in occupancy levels and delayed asset sales, as well as concern about demand for lab space by biotech and pharmaceutical companies.

↓
Ultragenyx Pharmaceutical, in the health care sector, is a biotechnology company developing therapeutics to treat rare diseases. The stock came under pressure due to a regulatory rejection for its gene therapy candidate UX111 for Sanfilippo syndrome, a delay of final data for the clinical trial of an important   drug development candidate, setrusumab, and questions about the company’s ability to fund ongoing drug development spending in excess of commercial revenue.

↓
Avantor, in the health care sector, is a leading global provider of mission-critical products and services to customers in the biopharma, healthcare, education & government, and advanced technologies & applied materials industries. The company continued to improve its operating margins, but end market trends have been difficult.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class 1	8.34	8.50	7.54
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Index	10.79	12.33	10.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,629,290,655
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 12,203,390
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,629,290,655
Total Number of Portfolio Holdings	64
Total Management Fee Paid	$12,203,390
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Fund
Class Name	Class A
Trading Symbol	SBMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$119	1.14%
[3]
Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of ClearBridge Mid Cap Fund returned 8.05%. The Fund compares its performance to the Russell Mid Cap Index, which returned 10.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the IT sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Resideo Technologies, in the industrials sector, is a global leader in smart-home systems and controls including security, HVAC, water, and safety products. The stock rose as opportunities for margin improvement and compounding of revenue growth were augmented by potential separation of two business units to lock sum of the parts value.

↑
Rubrik, in the IT sector, provides data security solutions for individuals and businesses. The company continued to benefit from customers’ increasing prioritization and spending on IT security. Its cloud-based offerings have resonated with its Fortune 500 customer base, positioning it to take shares from legacy data backup providers, while new artificial intelligence (AI) data security products could offer an additional revenue source to Rubrik’s business.

Top detractors from performance:
↓
Alexandria Real Estate Equities, in the real estate sector, is a real estate investment trust (REIT) focused on life science, technology and agricultural technology campuses. The company’s share price fell in response to a dip in occupancy levels and delayed asset sales, as well as concern about demand for lab space by biotech and pharmaceutical companies.

↓
Ultragenyx Pharmaceutical, in the health care sector, is a biotechnology company developing therapeutics to treat rare diseases. The stock came under pressure due to a regulatory rejection for its gene therapy candidate UX111 for Sanfilippo syndrome, a delay of final data for the clinical trial of an important   drug development candidate, setrusumab, and questions about the company’s ability to fund ongoing drug development spending in excess of commercial revenue.

↓
Avantor, in the health care sector, is a leading global provider of mission-critical products and services to customers in the biopharma, healthcare, education & government, and advanced technologies & applied materials industries. The company continued to improve its operating margins, but end market trends have been difficult.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	8.05	8.16	7.20
Class A (with sales charge)	2.09	6.89	6.56
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Index	10.79	12.33	10.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,629,290,655
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 12,203,390
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,629,290,655
Total Number of Portfolio Holdings	64
Total Management Fee Paid	$12,203,390
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Fund
Class Name	Class C
Trading Symbol	SBMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$195	1.88%
[5]
Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of ClearBridge Mid Cap Fund returned 7.22%. The Fund compares its performance to the Russell Mid Cap Index, which returned 10.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the IT sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Resideo Technologies, in the industrials sector, is a global leader in smart-home systems and controls including security, HVAC, water, and safety products. The stock rose as opportunities for margin improvement and compounding of revenue growth were augmented by potential separation of two business units to lock sum of the parts value.

↑
Rubrik, in the IT sector, provides data security solutions for individuals and businesses. The company continued to benefit from customers’ increasing prioritization and spending on IT security. Its cloud-based offerings have resonated with its Fortune 500 customer base, positioning it to take shares from legacy data backup providers, while new artificial intelligence (AI) data security products could offer an additional revenue source to Rubrik’s business.

Top detractors from performance:
↓
Alexandria Real Estate Equities, in the real estate sector, is a real estate investment trust (REIT) focused on life science, technology and agricultural technology campuses. The company’s share price fell in response to a dip in occupancy levels and delayed asset sales, as well as concern about demand for lab space by biotech and pharmaceutical companies.

↓
Ultragenyx Pharmaceutical, in the health care sector, is a biotechnology company developing therapeutics to treat rare diseases. The stock came under pressure due to a regulatory rejection for its gene therapy candidate UX111 for Sanfilippo syndrome, a delay of final data for the clinical trial of an important   drug development candidate, setrusumab, and questions about the company’s ability to fund ongoing drug development spending in excess of commercial revenue.

↓
Avantor, in the health care sector, is a leading global provider of mission-critical products and services to customers in the biopharma, healthcare, education & government, and advanced technologies & applied materials industries. The company continued to improve its operating margins, but end market trends have been difficult.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	7.22	7.38	6.44
Class C (with sales charge)	6.27	7.38	6.44
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Index	10.79	12.33	10.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,629,290,655
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 12,203,390
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,629,290,655
Total Number of Portfolio Holdings	64
Total Management Fee Paid	$12,203,390
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Fund
Class Name	Class R
Trading Symbol	LMREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$151	1.45%
[7]
Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of ClearBridge Mid Cap Fund returned 7.69%. The Fund compares its performance to the Russell Mid Cap Index, which returned 10.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the IT sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Resideo Technologies, in the industrials sector, is a global leader in smart-home systems and controls including security, HVAC, water, and safety products. The stock rose as opportunities for margin improvement and compounding of revenue growth were augmented by potential separation of two business units to lock sum of the parts value.

↑
Rubrik, in the IT sector, provides data security solutions for individuals and businesses. The company continued to benefit from customers’ increasing prioritization and spending on IT security. Its cloud-based offerings have resonated with its Fortune 500 customer base, positioning it to take shares from legacy data backup providers, while new artificial intelligence (AI) data security products could offer an additional revenue source to Rubrik’s business.

Top detractors from performance:
↓
Alexandria Real Estate Equities, in the real estate sector, is a real estate investment trust (REIT) focused on life science, technology and agricultural technology campuses. The company’s share price fell in response to a dip in occupancy levels and delayed asset sales, as well as concern about demand for lab space by biotech and pharmaceutical companies.

↓
Ultragenyx Pharmaceutical, in the health care sector, is a biotechnology company developing therapeutics to treat rare diseases. The stock came under pressure due to a regulatory rejection for its gene therapy candidate UX111 for Sanfilippo syndrome, a delay of final data for the clinical trial of an important   drug development candidate, setrusumab, and questions about the company’s ability to fund ongoing drug development spending in excess of commercial revenue.

↓
Avantor, in the health care sector, is a leading global provider of mission-critical products and services to customers in the biopharma, healthcare, education & government, and advanced technologies & applied materials industries. The company continued to improve its operating margins, but end market trends have been difficult.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	7.69	7.83	6.89
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Index	10.79	12.33	10.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,629,290,655
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 12,203,390
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,629,290,655
Total Number of Portfolio Holdings	64
Total Management Fee Paid	$12,203,390
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Fund
Class Name	Class I
Trading Symbol	SMBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$86	0.83%
[9]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class I shares of ClearBridge Mid Cap Fund returned 8.38%. The Fund compares its performance to the Russell Mid Cap Index, which returned 10.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the IT sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Resideo Technologies, in the industrials sector, is a global leader in smart-home systems and controls including security, HVAC, water, and safety products. The stock rose as opportunities for margin improvement and compounding of revenue growth were augmented by potential separation of two business units to lock sum of the parts value.

↑
Rubrik, in the IT sector, provides data security solutions for individuals and businesses. The company continued to benefit from customers’ increasing prioritization and spending on IT security. Its cloud-based offerings have resonated with its Fortune 500 customer base, positioning it to take shares from legacy data backup providers, while new artificial intelligence (AI) data security products could offer an additional revenue source to Rubrik’s business.

Top detractors from performance:
↓
Alexandria Real Estate Equities, in the real estate sector, is a real estate investment trust (REIT) focused on life science, technology and agricultural technology campuses. The company’s share price fell in response to a dip in occupancy levels and delayed asset sales, as well as concern about demand for lab space by biotech and pharmaceutical companies.

↓
Ultragenyx Pharmaceutical, in the health care sector, is a biotechnology company developing therapeutics to treat rare diseases. The stock came under pressure due to a regulatory rejection for its gene therapy candidate UX111 for Sanfilippo syndrome, a delay of final data for the clinical trial of an important   drug development candidate, setrusumab, and questions about the company’s ability to fund ongoing drug development spending in excess of commercial revenue.

↓
Avantor, in the health care sector, is a leading global provider of mission-critical products and services to customers in the biopharma, healthcare, education & government, and advanced technologies & applied materials industries. The company continued to improve its operating margins, but end market trends have been difficult.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class I	8.38	8.48	7.54
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Index	10.79	12.33	10.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,629,290,655
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 12,203,390
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,629,290,655
Total Number of Portfolio Holdings	64
Total Management Fee Paid	$12,203,390
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Fund
Class Name	Class IS
Trading Symbol	LSIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$78	0.75%
[11]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class IS shares of ClearBridge Mid Cap Fund returned 8.46%. The Fund compares its performance to the Russell Mid Cap Index, which returned 10.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the IT sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Resideo Technologies, in the industrials sector, is a global leader in smart-home systems and controls including security, HVAC, water, and safety products. The stock rose as opportunities for margin improvement and compounding of revenue growth were augmented by potential separation of two business units to lock sum of the parts value.

↑
Rubrik, in the IT sector, provides data security solutions for individuals and businesses. The company continued to benefit from customers’ increasing prioritization and spending on IT security. Its cloud-based offerings have resonated with its Fortune 500 customer base, positioning it to take shares from legacy data backup providers, while new artificial intelligence (AI) data security products could offer an additional revenue source to Rubrik’s business.

Top detractors from performance:
↓
Alexandria Real Estate Equities, in the real estate sector, is a real estate investment trust (REIT) focused on life science, technology and agricultural technology campuses. The company’s share price fell in response to a dip in occupancy levels and delayed asset sales, as well as concern about demand for lab space by biotech and pharmaceutical companies.

↓
Ultragenyx Pharmaceutical, in the health care sector, is a biotechnology company developing therapeutics to treat rare diseases. The stock came under pressure due to a regulatory rejection for its gene therapy candidate UX111 for Sanfilippo syndrome, a delay of final data for the clinical trial of an important   drug development candidate, setrusumab, and questions about the company’s ability to fund ongoing drug development spending in excess of commercial revenue.

↓
Avantor, in the health care sector, is a leading global provider of mission-critical products and services to customers in the biopharma, healthcare, education & government, and advanced technologies & applied materials industries. The company continued to improve its operating margins, but end market trends have been difficult.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class IS	8.46	8.58	7.64
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Index	10.79	12.33	10.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,629,290,655
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 12,203,390
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,629,290,655
Total Number of Portfolio Holdings	64
Total Management Fee Paid	$12,203,390
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.